Disclosure of liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Feb. 09, 2015
Statement [Line Items]
Cash and cash equivalents	$ 20,966	$ 19,875
Trade and other payables	(19,593)	(31,781)
Revolving credit facility balance and interest	(30,657)
Finance lease liabilities	(109)	$ (1,202)
Borrowings, interest rate			6.50%	5.75%
Convertible debentures and interest	(84,323)
Within 1 year [Member]
Statement [Line Items]
Cash and cash equivalents	20,966
Trade and other payables	(19,593)
Revolving credit facility balance and interest	(30,657)
Finance lease liabilities	(109)
Convertible debentures and interest	(4,313)
2 - 5 years [Member]
Statement [Line Items]
Cash and cash equivalents	0
Trade and other payables	0
Revolving credit facility balance and interest	0
Finance lease liabilities	0
Convertible debentures and interest	(80,010)
Liquidity risk [Member]
Statement [Line Items]
Value at risk	(113,716)
Liquidity risk [Member] | Within 1 year [Member]
Statement [Line Items]
Value at risk	(33,706)
Liquidity risk [Member] | 2 - 5 years [Member]
Statement [Line Items]
Value at risk	$ (80,010)